WARRANTS, DEBENTURES AND NOTES (Details)				2 Months Ended	3 Months Ended
	Jul. 26, 2016	Feb. 03, 2016	Dec. 23, 2015	Jul. 31, 2016	Dec. 31, 2015
Dividend yield					0.00%
Risk-free interest rate					1.74%
Expected term					5 years
Volatility					202.00%
Warrant [Member]
Dividend yield		0.00%
Risk-free interest rate		1.20%
Expected term		3 years
Volatility		203.00%
June Offering [Member] | Warrant [Member]
Dividend yield	0.00%			0.00%
Risk-free interest rate	1.00%			1.00%
Expected term	5 years			5 years
Volatility	147.00%			147.00%
Maxim Group LLC [Member] | June Offering [Member]
Dividend yield				0.00%
Risk-free interest rate				1.00%
Expected term				5 years
Volatility				147.00%
Maxim Group LLC [Member] | June Offering [Member] | Warrant [Member]
Dividend yield	0.00%
Risk-free interest rate	1.00%
Expected term	5 years
Volatility	147.00%
Senior Debentures - Warrants [Member]
Dividend yield			0.00%
Risk-free interest rate			1.74%
Expected term			5 years
Volatility			202.00%
Senior Debentures - Warrants [Member] | Maxim Group LLC [Member]
Dividend yield			0.00%
Risk-free interest rate			1.74%
Expected term			5 years
Volatility			202.00%